John Hancock Trust

601 Congress Street

Boston, MA 02210

May 3, 2007

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Trust (the "Trust" or "Registrant")

File Nos. 2-94157; 811-04146

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the two forms of the Statements of Additional Information for the Trust dated May 1, 2007, contain no changes from the forms of Statements of Additional Information for the Registrant contained in Post-effective Amendment No. 73 ("Amendment No. 73") to the Registration Statement on Form N-1A filed electronically with the Commission on April 20, 2007, via EDGAR.

If you have any questions or comments, please call me at 617-663-2166. In my absence, please call David Barr at 617-663-3241.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel

Assistant Secretary and Senior Counsel